Borrowings - Summary of Borrowings (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 410,171	$ 381,174
Current	75,590	87,982
Non-current	334,581	293,192
Borrowings	410,171	381,174
Bank loans - Syndicated loans
Disclosure of detailed information about borrowings [line items]
Borrowings	309,425	221,405
Current	27,552	13,774
Non-current	281,873	207,631
Borrowings	309,425	221,405
Bank loans - Syndicated loans
Disclosure of detailed information about borrowings [line items]
Borrowings	309,425	221,405
Borrowings	309,425	221,405
Bank loans - Loans for batteries
Disclosure of detailed information about borrowings [line items]
Borrowings	85,276	111,611	$ 3,975
Current	32,568	26,050
Non-current	52,708	85,561
Borrowings	85,276	111,611	$ 3,975
Bank loans - Loans for procurement and operating capital
Disclosure of detailed information about borrowings [line items]
Borrowings	15,470	48,158
Borrowings	$ 15,470	$ 48,158
Borrowings, interest rate	3.25%	2.94%	2.94%
Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 0
Borrowings	$ 0	$ 0
Bottom of range | Bank loans - Syndicated loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.21%	2.74%	2.74%
Bottom of range | Bank loans - Loans for procurement and operating capital
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.05%	1.70%	1.70%
Top of range | Bank loans - Syndicated loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.26%	2.93%	2.93%
Top of range | Bank loans - Loans for procurement and operating capital
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.30%	2.29%	2.29%